ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES

9.   ORDINARY SHARES

In March 2022, the Board of Directors of the Company has authorized a share repurchase program (“2022 Share Repurchase Program”) whereby the Company was authorized to repurchase up to US$70,000 worth of its ADSs during the next 12-month period. Under the 2022 Share Repurchase Program, the Group repurchased 34,137,780 ordinary shares for US$60,145 (RMB401,566) on the open market, at a weighted average price of US$1.76 (RMB12.13) per share including commission cost, for the year ended December 31, 2022.

In February 2022, the Company issued 109,215,017 ordinary shares to JD in exchange for US$546 million in cash and BCA with a valuation of US$254 million from JD based on the share subscription agreement signed in 2021 and 2022. JD held approximately 52% of the Company’s issued and outstanding shares taking into account its existing shareholding.

In April 2023, the Company and JD entered into a share subscription agreement. Upon the closing of this deal, the Company issued 18,927,876 ordinary shares to JD in exchange for the usage of certain strategic resources with a valuation of US$36 million for 3 years. JD held approximately 53.9% of the Company’s issued and outstanding shares upon the closing of this deal taking into account its existing shareholding. The share subscription agreements entered into in February 2022 and April 2023 were collectively referred to as JD Investments.

In March 2024, the Board of Directors of the Company authorized a share repurchase program of up to US$40 million (“2024 Share Repurchase Program”) of ADSs funded by existing cash balance for a two - year period through March 2026. As of December 31, 2024, the Company had repurchased 24,261,360 ordinary shares for approximately US$11 million. The Company also repurchased 4,945,488 ordinary shares for approximately US$2 million in January 2025. All shares repurchased under this program were retired in March 2025.

The repurchases of ordinary shares are accounted for under the cost method whereby the entire cost of the acquired stock was recorded as reductions of ordinary shares and additional paid-in capital.